UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
	[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Aetna Inc.
Address:  151 Farmington Avenue, RTAA
	  Hartford, CT 06156-9407

13F File Number: 28-388

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Howard Nixon
Title:  Investment Manager
Phone:  860-273-2200
Signature, Place and Date of Signing:


	Howard Nixon	Hartford, Connecticut	November 9, 2000
Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 	0

Form 13F Information Table Entry Total:	18

Form 13F Information Table Value Total:	$65,096



                                                                                      ITEM 6
                                                                                    INVESTMENT
                                                                                    DISCRETION
                                                                               ------------------
                                                                               (A)    (B)     (C)      ITEM7           ITEM 8
                                                                              SOLE  SHARED   SHARED    MAN-       VOTING AUTHORITY
                             ITEM 2                        ITEM 4     ITEM 5         AS      OTHER     AGERS            (SHARES)
                                            ITEM 3                                  DEFINED            SEE        ----------------
        ITEM 1               TITLE                         FAIR       SHARES OR     IN INSTR           INSTR         (A)  (B)  (C)
                              OF            CUSIP          MARKET    PRINCIPAL
    NAME OF ISSUER           CLASS         NUMBER          VALUE       AMOUNT         V                 V           SOLE SHRD NONE


ACXIOM CORP
                             COM          005125109       $208         6,693        X                   01          6,693
ALASKA COMMUNICATIONS SYSTS
			     COM	  01167P101	$4,144	     812,453	    X			01	  812,453
AVANT IMMUNOTHERAPEUTICS INC
                             COM          053491106     $4,353       410,767        X                   01        410,767
BIOSITE DIAGNOSTICS INC
                             COM          090945106       $134         3,428        X                   01          3,428
BIOTRANSPLANT INC
                             COM          09066Y107     $1,908       160,310        X                   01        160,310
CABLETRON SYS INC
                             COM          126920107        $14           477        X                   01            477
CYPRESS BIOSCIENCES INC
                             COM          232674101        $56        33,598        X                   01         33,598
DIVERSA CORPORATION
                             COM          255064107     $9,102       343,978        X                   01        343,978
GERON CORP
                             COM          374163103       $962        34,589        X                   01         34,589
HARTFORD FINL SVCS GROUP INC
                             COM          416515104     $3,180        43,780        X                   01         43,780
HUMAN GENOME SCIENCES INC
                             COM          444903108    $33,673       396,650        X                   01        396,650
LIGHTBRIDGE INC
			     COM          532226107     $2,126       186,611        X                   01        186,611
NABI INC
                             COM          628716102       $108        15,798        X                   01         15,798
NEXTEL COMMUNICATIONS INC
                             CL A         65332V103     $4,618       100,264        X                   01        100,264
PARADYNE NETWORKS INC
                             COM          69911G107       $251        47,635        X                   01         47,635
PEERLESS SYS CORP
                             COM          705536100        $32        21,123        X                   01         21,123
PSS WORLD MED INC
                             COM          69366A100         $8         2,260        X                   01          2,260
ROWECOM INC
                             COM          77957X108       $219        60,650        X                   01         60,650



                         Report total for Market      $65,096

